Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Summary of Subsidiaries Included in Consolidated Financial Statements
a.	Subsidiaries included in the consolidated financial statements

			Proportion of Ownership (%)
			December 31
Investor	Investee	Nature of Activities	2018	2019	Remark
ASLAN Pharmaceuticals Limited	ASLAN Pharmaceuticals Pte. Ltd.	Investment holding	100%	100%
ASLAN Pharmaceuticals Pte. Ltd.	ASLAN Pharmaceuticals Taiwan Limited	New drug research and development	100%	100%
ASLAN Pharmaceuticals Pte. Ltd.	ASLAN Pharmaceuticals Australia Pty Ltd	New drug research and development	100%	100%
ASLAN Pharmaceuticals Pte. Ltd.	ASLAN Pharmaceuticals Hong Kong Limited	New drug research and development	100%	100%
ASLAN Pharmaceuticals Hong Kong Limited	ASLAN Pharmaceuticals (Shanghai) Co. Ltd.	New drug research and development	100%	100%
ASLAN Pharmaceuticals Pte. Ltd.	ASLAN Pharmaceuticals (USA) Inc.	New drug research and development	100%	100%
ASLAN Pharmaceuticals Pte. Ltd.	Jaguahr Therapeutics Pte. Ltd.	New drug research and development	—	55%	1

Remarks:

1)

Jaguahr Therapeutics Pte. Ltd. is a subsidiary that has material non-controlling interests. On October 15, 2019 the Company established a joint venture with Bukwang Pharmaceutical Co., Ltd., a leading research and development focused Korean pharmaceutical company, to develop antagonists of the aryl hydrocarbon receptor (AhR). The joint venture company, in which the Company currently owns a controlling stake, is called Jaguahr Therapeutics Pte. Ltd.

Summary of Subsidiaries That Have Material Non-controlling Interests
a.	Details of subsidiaries that have material non-controlling interests
		Proportion of Ownership and Voting Rights Held by Non-controlling Interests
		December 31
Name of Subsidiary	Principal Place of Business	2019
Jaguahr Therapeutics Pte. Ltd.	Singapore	45%

	Profit (Loss) Allocated to Non-controlling Interests	Accumulated Non-
	For the Year Ended	controlling Interests
	December 31	December 31
Name of Subsidiary	2019	2019
Jaguahr Therapeutics Pte. Ltd.	$(49,570)	$1,074,081

Summary of Financial Information Before Intragroup Eliminations

The summarized Jaguahr Therapeutics Pte. Ltd. financial information below represents amounts before intragroup eliminations.

December 31
2019
Current assets	$2,463,003
Non-current assets	—
Current liabilities	(76,155)
Non-current liabilities	—
Equity	$2,386,848

Equity attributable to:
Stockholders of the Company	$1,312,767
Non-controlling interests	1,074,081
$2,386,848

For the Year Ended December 31
2019
Revenue	$—

Loss for the year	$(113,923)
Other comprehensive income (loss) for the year	—
Total comprehensive loss for the year	$(113,923)

Loss attributable to:
Stockholders of the Company	$(64,353)
Non-controlling interests	(49,570)
$(113,923)

Total comprehensive loss attributable to:
Stockholders of the Company	$(64,353)
Non-controlling interests	(49,570)
$(113,923)

Net cash inflow/(outflow) from:
Operating activities	$(1,355,768)
Investing activities	—
Financing activities	2,500,771

Net cash inflow	$1,145,003